Restricted cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Restricted cash
Fixed interest weighted average rate	3.14%
Restricted cash	$ 26,749		$ 22,536
Restricted cash		$ 0
US$
Restricted cash
Restricted cash	9,197
US$ | Continuing and discontinued operations
Restricted cash
Restricted cash	9,204
RMB
Restricted cash
Restricted cash	$ 17,552